SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Liabilities arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [Roll Forward]
Balance at beginning of year	$ 5,246	$ 5,189
Cash flows	7,629	187
Non-cash changes:
Acquisitions of subsidiaries	99	0
Foreign currency translation	22	(153)
Fair value	0	(24)
Other changes	(83)	47
Balance at end of year	$ 12,913	$ 5,246